Financial Instruments - Disclosure Details Of Fund Balances Of The Entity (Details) - BRAZIL - Vinci Monalisa FIM Credito Privado IE [Member] R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	R$ 1,233,828
Real Estate [Member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	137,519
Mutual funds [Member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	1,080,108
Private equity funds [Member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	18,768
Other Assets And Liabilities [Member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	R$ (2,567)